N-6	May 01, 2026
Prospectus:
Document Type	N-6
Entity Registrant Name	The Prudential Variable Contract Account GI-2
Entity Central Index Key	0001008003
Entity Investment Company Type	N-6
Document Period End Date	Oct. 05, 2026
Amendment Flag	false
Item 2. Key Information [Line Items]
Portfolio Companies [Table Text Block]	^ The Fund’s annual current expense reflects temporary fee reductions
C000026478 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO All Asset Portfolio (Administrative Class)
Portfolio Company Objective [Text Block]	Tactical Allocation
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Portfolio Company Subadviser [Text Block]	Syzygy Asset Management
Current Expenses [Percent]	2.08%
Average Annual Total Returns, 1 Year [Percent]	14.20%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	6.77%